Consolidated Statement of Changes in Stockholders' Equity - USD ($) shares in Thousands	Total	Common Stock Shares	Common Stock Amount	Common Stock Paid-in Additional Capital	Accumulated Deficit	Translation Differences	Other Reserves	Total Equity
Statement of changes in equity [line items]
Total stockholders' equity			$ 925,000	$ 873,522,000	$ (204,011,000)	$ (296,000)	$ 4,712,000	$ 674,851,000
Balance at year end (in shares)		92,510,086
Profit for the year	$ (105,302,000)				105,302,000			105,302,000
Other comprehensive income					(41,000)	64,000		23,000
Total comprehensive income	105,325				105,260,000	64,000		105,325,000
Cash dividends declared and paid					(49,194,000)			(49,194,000)
Purchase of treasury shares	0
Compensation related to options and restricted stock			4,000	4,714,000			2,192,000	6,910,000
Compensation related to options and restricted stock (in shares)		$ 399,850
Total stockholders' equity			929,000	878,236,000	(147,945,000)	(232,000)	6,904,000	737,893,000
Balance at year end (in shares)		92,909,936
Profit for the year	(9,260,000)				9,260,000			9,260,000
Other comprehensive income					(49,000)	28,000		(20,000)
Total comprehensive income	9,239				9,211,000	28,000		9,239,000
Cash dividends declared and paid					(66,365,000)			(66,365,000)
Purchase of treasury shares	(2,031,000)		(4,000)	(2,027,000)				(2,031,000)
Purchase of treasury shares (in shares)		$ (359,831)
Purchase of convertible bonds				(1,090,000)				(1,090,000)
Compensation related to options and restricted stock			9,000	5,978,000			1,378,000	7,365,000
Compensation related to options and restricted stock (in shares)		$ 883,699
Total stockholders' equity	685,011,000		934,000	881,097,000	(205,099,000)	(203,000)	8,283,000	685,011,000
Balance at year end (in shares)		93,433,804
Profit for the year	(6,602,000)				6,602,000			6,602,000
Other comprehensive income					(166,000)	193,000		27,000
Total comprehensive income	6,628				6,435,000	193,000		6,628,000
Adjustment					(95,000)	95,000
Cash dividends declared and paid					(23,328,000)			(23,328,000)
Issuance of stock			477,000	254,367,000				254,845,000
Issuance of stock (in shares)		47,724,395
Purchase of treasury shares	0
Purchase of convertible bonds				(2,213,000)				(2,213,000)
Compensation related to options and restricted stock			13,000	7,543,000			(2,607,000)	4,948,000
Compensation related to options and restricted stock (in shares)		$ 1,259,208
Total stockholders' equity	$ 925,892,000		$ 1,424,000	$ 1,140,794,000	$ (222,087,000)	$ 85,000	$ 5,676,000	$ 925,892,000
Balance at year end (in shares)		142,417,407